--------------------------------------------------------------------------------

INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust
                       Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust
SERVICING AGENT        Co.
                       c/o NFDS
                       P.O. Box 419729
                       Kansas City, MO 64141-6729

INDEPENDENT            Price Waterhouse LLP
ACCOUNTANTS            1177 Avenue of the Americas
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Greenwich Plaza, Suite
                       100
                       Greenwich, CT 06830

TRUSTEES               Jean Bernhard Buttner
                       John W. Chandler
                       Leo R. Futia
                       Charles E. Reed
                       Paul Craig Roberts

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Charles Heebner
                       VICE PRESIDENT
                       John Risner
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT and
                       SECRETARY/TREASURER
                       Jack M. Houston
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER

         THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE TRUST WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.

         THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE TRUST (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                       VLF089296

                      ------------------------------------

                              SEMI-ANNUAL  REPORT
                      ------------------------------------
                                AUGUST 31, 1996
                    ----------------------------------------

                                   VALUE LINE
                                    NEW YORK
                                   TAX EXEMPT
                                     TRUST

                                     [LOGO]

VALUE LINE NEW YORK TAX EXEMPT TRUST

                                                      To Our Value Line New York
-------------------------------------------

DEAR SHAREHOLDER:

The primary objective of the Value Line New York Tax Exempt Trust is to provide investors with maximum income exempt from New York State, New York City and federal personal income taxes, without undue risk to principal. During the six-months ended August 30, 1996, the fund's total return was down 0.99%. Since its inception in July, 1987, the total return for the Trust, assuming the reinvestment of all dividends over that period, was 89.76%. This is equivalent to an average annual total return of 7.24%. The fund's SEC yield as of August 30, 1996 was 4.71% and exceeded the average SEC yield of 4.63% for all New York State municipal debt funds ranked by Lipper Analytical Services.

During the past six months ended August 30, 1996, prices of fixed-income securities have declined as interest rates have risen. Long-term, tax-exempt interest rates, as measured by the Bond Buyer's Index 40-Bond Index, rose from 5.71% on February 29th to 5.89% on August 30th. During this same period, long-term taxable rates, as measured by the 30-year Treasury bond, increased from 6.47% to 7.12%. Most of this increase occurred early in this six-month period, after a large non-farm payroll number was released by the government in March. This awakened fears of more rapid economic growth and the possibility of increased inflation which would cause interest rates to rise. Since March, the fixed-income markets have fluctuated in a trading range between 6.22% and 5.63% for long-term, tax-exempt bonds and between 7.19% and 6.63% for long-term Treasury bonds. Economic indicators have been mixed, sometimes indicating a stronger economy and other times indicating a slow down in economic growth. Recently, the Federal Reserve decided not to increase the Federal Funds rate and the markets have reacted by being stronger. Prices of long-term bonds have risen and long-term interest rates have declined. As of October 1st, the Bond Buyer's 40-Bond Index declined to 5.85% and the 30-year Treasury bond declined to 6.87%. Inflation appears to be restrained. The future direction of interest rates will depend on the strength of the economy and the outlook for inflation.

In this environment of rising rates during the past six months, your fund's management has reduced the average maturity of the fund from 15.1 to 13.9 years, increased the yield of the fund, and emphasized the purchase of bonds with call protection in order to maintain shareholder income without sacrificing safety of principal. Management continues to avoid securities rated below investment grade (defined as Baa or higher by Moody's Investors Service and as BBB or higher by Standard & Poor's Corporation). As of August 30, 1996, the Trust's portfolio consisted of 35% AAA bonds, 17% AA bonds, 2% A rated bonds, 7% MIG1 rated bonds, and 39% Baa or BBB rated bonds. In addition, 19% of the portfolio is invested in high-coupon, non-callable bonds. The portfolio's highest concentrations of investments are in the insured, education-revenue, electric-revenue, hospital-revenue, and general obligation sectors respectively.

The municipal bond market is one of the most fragmented and complex sectors of the American capital markets. We believe that most investors seeking tax-free income are best served by a mutual fund, whose advantages include professional management, diversification, liquidity, low transaction costs, accurate record-keeping, automatic reinvestment of dividends, and availability in small-dollar amounts. In addition to these features, The Value Line Tax Exempt Fund has the additional advantage of carrying no sales or redemption fees; it is a true no-load fund.

We thank you for your continued confidence in Value Line, and we look forward to serving your investment needs in the future.

                  Sincerely,

                                                          [SIGNATURE]

                CHAIRMAN AND PRESIDENT

October 9, 1996

--------------------------------------------------------------------------------

                                            VALUE LINE NEW YORK TAX EXEMPT TRUST

Tax Exempt Trust Shareholders
-------------------------------------------

ECONOMIC OBSERVATIONS

Things continue to move along smoothly on the economic front, with the majority of government and private-sector reports still indicating moderate, albeit broad-based, growth. For example, recent figures show that retail spending and industrial activity strengthened over the course of the summer, while factory-use levels and auto sales remained quite high. Meanwhile, the housing market continues to be resilient, in spite of higher mortgage rates, while healthy employment growth is still helping to underpin consumer confidence.

Moreover, we don't see any marked changes in the economic trend over the final months of the year, with a probable deceleration in growth during the next several quarters not likely to be the opening salvo in a full-blown recession. Our feeling is that unless the Federal Reserve, which opted to hold the line on short-term interest rates in late September, decides to shift gears and tighten the monetary reins aggressively after the November Presidential election, the long business expansion will persist through at least 1997, although probably at a more deliberate pace.

The danger, though, is that at some point we could get too much of a good thing, namely a sharper economic slowdown than desired--or even a contraction in business activity. True, such a turn of events would sustain the positive news on inflation (and that would likely help the bond market). On the other hand, an economic downturn would probably prove to be the undoing of the corporate profit uptrend, and thus perhaps bring to a close the bull market in equities.

PERFORMANCE DATA:*

                                           GROWTH OF
                             AVERAGE      AN ASSUMED
                          ANNUAL TOTAL   INVESTMENT OF
                             RETURN         $10,000
                          ----------------------------
1 year ended 6/30/96....      5.16%        $  10,516
5 years ended 6/30/96...      7.61%        $  14,428
From 7/2/87,+ to
 6/30/96................      7.26%        $  18,787

* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN INCLUDES DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE AVERAGE ANNUAL TOTAL RETURN FOR THE ONE-YEAR AND FIVE-YEAR PERIODS, ENDED AUGUST 31, 1996, AND FROM INCEPTION (7/2/87) THROUGH AUGUST 31, 1996, WERE 4.11%, 7.04%, AND 7.24%, RESPECTIVELY.

+  COMMENCEMENT OF OPERATIONS.

--------------------------------------------------------------------------------

VALUE LINE NEW YORK TAX EXEMPT TRUST

Schedule of Investments (unaudited)
-------------------------------------------

PRINCIPAL
  AMOUNT                                                                                RATING        VALUE
--------------------------------------------------------------------------------------------------------------
                                             LONG-TERM MUNICIPAL SECURITIES (92.6%)
            NEW YORK STATE (75.1%)
$1,000,000  Albany County, General Obligations, 5.75%, 6/1/11......................    Aaa          $1,008,070
            Dormitory Authority, Revenue:
 1,990,000  City University System, Crossover Refunding, Ser. D, 5.75%, 7/1/07.....    Baa1          1,964,608
   500,000  Cornell University, Refunding, 5.40%, 7/1/09...........................    Aa              500,830
 1,000,000  Court Facilities Lease, Ser. A, 5.625%, 5/15/13........................    Baa1            944,560
 1,250,000  Department of Health, 5.75%, 7/1/17....................................    Baa1          1,176,238
 1,000,000  Mental Health Services, Facilities Improvement, Ser. B, 6.00%,
              2/15/12..............................................................    Baa1            998,970
            New York University, Refunding Insured:
 1,385,000  Ser. B, 5.00%, 7/1/09..................................................    Aaa           1,318,063
   575,000  Ser. A, 5.00%, 7/1/11..................................................    Aaa             533,928
   210,000  Rochester Hospital, Insured 5.55%, 8/1/12..............................    AAA*            201,421
 1,500,000  State University Educational Facilities, Ser. A, 5.50%, 5/15/08........    Baa1          1,443,510
 1,250,000  Upstate Community Colleges, Ser. A, 6.20%, 7/1/15......................    Baa1          1,233,487
   500,000  W.K. Nursing Home Corp., 5.75%, 2/1/10.................................    AAA*            503,835
 1,000,000  Energy Research and Development Authority, Service Contract Revenue,
              Refunding, Western New York Nuclear Service Center, 5.375%, 4/1/04...    Aaa           1,025,290
 1,250,000  Environmental Facilities Corp., Revenue, Water Pollution Control,
              Revolving Fund, Ser. A, 5.20%, 12/15/16..............................    Aaa           1,165,625
 1,090,000  Housing Finance Agency, Revenue, Multi-Family, Mortgage Housing, Ser.
              C, Refunding, 6.45%, 8/15/14.........................................    Aa            1,120,640
            Medical Care Facilities Finance Agency, Revenue, Refunding:
   480,000  Hospital and Nursing Home, Ser. B, 5.50%, 2/15/22......................    AAA*            445,330
   700,000  Saint Mary's Hospital, Ser. A, 6.00%, 11/1/09..........................    Aaa             723,352
 1,000,000  Mortgage Agency, Revenue Refunding, Homeowner Mortgage, Ser. 55, 5.95%,
              10/1/17..............................................................    Aa              983,440
 1,000,000  Niagara Falls, Water Treatment Plant, 7.25%, 11/1/11...................    Aaa           1,156,110
   890,000  Onondaga County, General Obligations, Ser. A, 5.85%, 5/1/10............    Aa              914,920
 1,675,000  Power Authority, Revenue and General Purpose Refunding, Ser. W, 6.50%,
              1/1/08...............................................................    Aa            1,838,496
 2,000,000  Thruway Authority, Highway and Bridge Trust Fund, Ser. A, 5.30%,
              4/1/10...............................................................    Aaa           1,944,080
            Triborough Bridge and Tunnel Authority, Revenue:
 1,500,000  Convention Center Project, Ser. E, 6.00%, 1/1/11.......................    Baa1          1,487,070
 1,350,000  General Purpose, Refunding, Ser. Y, 6.00%, 1/1/12......................    Aa            1,412,060
 1,250,000  Urban Development Corp., Revenue, University Facilities Grant, 5.50%,
              1/1/19...............................................................    Baa1          1,149,075
                                                                                                    ----------

            TOTAL NEW YORK STATE...................................................                 27,193,008
                                                                                                    ----------

--------------------------------------------------------------------------------

                                            VALUE LINE NEW YORK TAX EXEMPT TRUST

                                                                 AUGUST 31, 1996
-------------------------------------------

PRINCIPAL
  AMOUNT                                                                                RATING        VALUE
--------------------------------------------------------------------------------------------------------------
            NEW YORK CITY (11.1%)
            General Obligation:
$1,000,000  Ser. F, 6.50%, 2/15/08.................................................    Baa1         $1,017,410
 1,000,000  Ser. A, 6.25%, 8/1/08..................................................    Baa1            996,620
   500,000  Ser. E, 6.20%, 8/1/08..................................................    Aaa             538,905
   500,000  Housing Development Corp., Multi-Family Housing Revenue, Ser. A, 5.50%,
              11/1/09..............................................................    Aa              493,055
            Industrial Development Agency:
            Civic Facilities Revenue:
   420,000  New School for Social Research Project, 6.00%, 9/1/09..................    Aaa             436,976
   500,000  USTA National Tennis Center Project, 6.40%, 11/15/08...................    Aaa             540,425
                                                                                                    ----------

            TOTAL NEW YORK CITY....................................................                  4,023,391
                                                                                                    ----------

            PUERTO RICO (6.4%)
   750,000  Aqueduct and Sewer Authority, Revenue, Refunding, 6.25%, 7/1/12........    Baa1            781,418
 1,500,000  Electric Power Authority, Power Revenue, Ser. T, 6.125%, 7/1/09........    Baa1          1,539,405
                                                                                                    ----------

            TOTAL PUERTO RICO......................................................                  2,320,823
                                                                                                    ----------

            TOTAL LONG-TERM MUNICIPAL SECURITIES...................................                 33,537,222
                                                                                                    ----------

--------------------------------------------------------------------------------

VALUE LINE NEW YORK TAX EXEMPT TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)                              AUGUST 31, 1996
-------------------------------------------

PRINCIPAL
  AMOUNT                                                                                RATING        VALUE
--------------------------------------------------------------------------------------------------------------
                              SHORT-TERM MUNICIPAL SECURITIES (8.3%)
           NEW YORK STATE (4.2%)
$ 750,000  Huntington, Union Free School District, Suffolk County,
             Tax Anticipation Notes, dated 7/2/96, 4.25%, 6/24/97...    MIG1         $  752,340
  750,000  Nassau County, Bond Anticipation Notes, Ser. C, dated
             7/2/96, 4.25%, 3/14/97.................................    MIGI            752,002
                                                                                     ----------

           TOTAL NEW YORK STATE.....................................                  1,504,342

           NEW YORK CITY (4.1%)
1,500,000  Municipal Water Finance Authority, Water and Sewer
             System, Revenue, Ser. A, 4.00%, 6/15/25................    VMIG1(1)      1,500,000
                                                                                     ----------

           TOTAL SHORT-TERM MUNICIPAL SECURITIES....................                  3,004,342
                                                                                     ----------

           TOTAL MUNICIPAL SECURITIES (100.9%)
             (COST $36,019,171).....................................                 36,541,564

           EXCESS OF LIABILITIES OVER CASH AND
             OTHER ASSETS (-.9%)....................................                   (315,544)
                                                                                     ----------

           NET ASSETS (100.0%)......................................                 $36,226,020
                                                                                     ----------

           NET ASSET VALUE, OFFERING AND REDEMPTION PRICE,
             PER OUTSTANDING SHARE..................................                 $     9.94
                                                                                     ----------

RATED BY MOODYS INVESTORS SERVICE EXCEPT FOR THOSE MARKED BY AN ASTERISK (*) WHICH ARE RATED BY STANDARD & POOR'S.

VARIABLE RATE DEMAND NOTES ARE CONSIDERED SHORT-TERM OBLIGATIONS. INTEREST RATES CHANGE EVERY (1) DAY. THESE SECURITIES ARE SECURED BY EITHER LETTERS OF CREDIT OR OTHER CREDIT SUPPORT AGREEMENTS FROM BANKS. THE RATES LISTED ARE AS OF AUGUST 31, 1996.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                            VALUE LINE NEW YORK TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES
                                        STATEMENT OF OPERATIONS
AT AUGUST 31, 1996 (UNAUDITED)
                                        FOR THE SIX MONTHS ENDED AUGUST 31, 1996
(UNAUDITED)
----------------------------------------------------------------------------

                                    DOLLARS
                                 (IN THOUSANDS
                                    EXCEPT
                                   PER-SHARE
                                    AMOUNT)
                                ---------------
ASSETS:
Investment securities, at
  value
  (Cost $36,019)..............  $    36,542
Cash..........................           79
Interest receivable...........          392
Receivable for Trust shares
  sold........................            3
                                ---------------
    TOTAL ASSETS..............       37,016
                                ---------------
LIABILITIES:
Payable for securities
  purchased...................          499
Payable for Trust shares
  repurchased.................          173
Dividends payable to
  shareholders................           40
Accrued expenses:
  Advisory fee................           19
  Other.......................           59
                                ---------------
    TOTAL LIABILITIES.........          790
                                ---------------
    NET ASSETS................  $    36,226
                                ---------------
NET ASSETS:
Capital stock, at $.01 par
  value (authorized unlimited,
  outstanding 3,645,159 shares
  of beneficial interest).....  $        36
Additional paid-in capital....       35,622
Undistributed net investment
  income......................            5
Accumulated net realized gain
  on investments..............           41
Unrealized net appreciation of
  investments.................          522
                                ---------------
    NET ASSETS................  $    36,226
                                ---------------
    NET ASSET VALUE, OFFERING
     AND REDEMPTION PRICE, PER
     OUTSTANDING SHARE........  $      9.94
                                ---------------

                                   DOLLARS
                                     (IN
                                 THOUSANDS)
                                -------------
INVESTMENT INCOME:
Interest income...............  $     1,072
EXPENSES:
Advisory fee..................          114
Auditing and legal fees.......           22
Printing and stationary.......           12
Custodian fees................            7
Transfer agent fees...........            7
Directors' fees and
  expenses....................            6
Other.........................            5
                                -------------
    TOTAL EXPENSES............          173
                                -------------
NET INVESTMENT INCOME.........          899
                                -------------
NET REALIZED AND UNREALIZED
  LOSS ON INVESTMENTS:
  Net Realized Loss...........         (408)
  Change in Unrealized
   Appreciation...............         (922)
                                -------------
NET REALIZED LOSS AND CHANGE
  IN UNREALIZED APPRECIATION
  ON INVESTMENTS..............       (1,330)
                                -------------
NET DECREASE IN NET ASSETS
  FROM OPERATIONS.............  $      (431)
                                -------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

VALUE LINE NEW YORK TAX EXEMPT TRUST

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED), AND FOR THE YEAR ENDED FEBRUARY 29, 1996
----------------------------------------------------------------------------

                                                                                    SIX MONTHS          YEAR
                                                                                    AUGUST 31,         ENDED
                                                                                       1996         FEBRUARY 29,
                                                                                   (UNAUDITED)          1996
                                                                                  -------------------------------
                                                                                      (DOLLARS IN THOUSANDS)
OPERATIONS:
  Net Investment income.........................................................  $      899       $    1,932
  Net Realized (loss) gain on investments.......................................        (408)           1,405
  Change in net unrealized appreciation.........................................        (922)             430
                                                                                  -------------------------------
  Net (decrease) increase in net assets from operations.........................        (431)           3,767
                                                                                  -------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment income.........................................................        (894)          (1,932)
                                                                                  -------------------------------

TRUST SHARE TRANSACTIONS:
  Net proceeds from sale of shares..............................................       1,396            3,247
  Net proceeds from reinvestment of distributions to shareholders...............         633            1,393
  Cost of shares repurchased....................................................      (4,647)          (5,445)
                                                                                  -------------------------------
  Net decrease in net assets from Trust share transactions......................      (2,618)            (805)
                                                                                  -------------------------------

TOTAL (DECREASE) INCREASE IN NET ASSETS.........................................      (3,943)           1,030

NET ASSETS:
  Beginning of period...........................................................      40,169           39,139
                                                                                  -------------------------------
  End of period.................................................................  $   36,226       $   40,169
                                                                                  -------------------------------

NET UNDISTRIBUTED INVESTMENT
  INCOME AT END OF PERIOD.......................................................  $        5       $       --
                                                                                  -------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                            VALUE LINE NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                        AUGUST 31, 1996
-------------------------------------------

1.SIGNIFICANT ACCOUNTING POLICIES

Value Line New York Tax Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the Trust is to provide New York taxpayers with the maximum income exempt from New York State, New York City, and federal individual income taxes, while avoiding undue risk to principal. The Trust will invest primarily in New York State municipal and public-authority debt obligations. The ability of the issuers of the securities held by the Trust to meet their obligations may be affected by economic or political developments in New York State and New York City. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATIONS: The Trusts investments are valued each business day by an independent pricing service ("Service") approved by the Trustees. Investments for which quoted bid prices in the judgement of the Service are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions.

Short-term instruments maturing within 60 days will be valued at amortized cost, which approximates value. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Trustees.

(B) DISTRIBUTIONS: It is the policy of the Trust to distribute all of its investment income to shareholders. Dividends from net investment income will be declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually. Income dividends and capital-gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays, and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income-tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax- basis treatment. Temporary differences do not require reclassification.

(C) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no federal income-tax or excise-tax provision is required.

(D) INVESTMENTS: Securities transactions are recorded on a trade-date basis. Realized gains and losses from securities transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization of premium and accretion of original- issue discounts on investments in accordance with federal income-tax regulations, is earned from settlement date and recognized on the accrual basis. Additionally, when appropriate, the Trust recognizes market discount when the securities are disposed

--------------------------------------------------------------------------------

VALUE LINE NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                        AUGUST 31, 1996
-------------------------------------------
of. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

2.TRUST SHARE TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

                                 SIX MONTHS
                                   ENDED           YEAR
                                  AUG. 31,        ENDED
                                    1996         FEB. 29,
                                (UNAUDITED)        1996
                                ---------------------------
                                      (IN THOUSANDS)
Shares sold...................     140            322
Shares issued to shareholders
  in reinvestment of
  distributions...............      64            138
                                ---------------------------
                                   204            460

Shares repurchased............    (468)          (539)
                                ---------------------------
Net decrease..................    (264)           (79)
                                ---------------------------

3.PURCHASES AND SALES OF SECURITIES

Purchases and sales of municipal securities were as follows:

                                  SIX MONTHS
                                     ENDED
                                AUGUST 31, 1996
                                  (UNAUDITED)
                                ---------------
                                (IN THOUSANDS)
PURCHASES:
  Long-term obligations.......     $  10,731
  Short-term obligations......        17,406
                                ---------------
                                $     28,137
                                ---------------

MATURITIES OR SALES:
  Long-term obligations.......  $     13,243
  Short-term obligations......        16,850
                                ---------------
                                $     30,093
                                ---------------

At August 31, 1996, the aggregate cost of investments for federal income-tax purposes was $36,019,178. The aggregate appreciation and depreciation of investments at August 31, 1996, based on a comparison of investment values and their costs for federal income-tax purposes, was $1,058,468 and $563,082, respectively, resulting in a net appreciation of $522,386.

During its fiscal tax year ended February 29, 1996, the Trust had a net realized gain, after utilizing prior year's carry forward losses of $882,100, which it intends to distribute to its shareholders.

4.INVESTMENT ADVISORY CONTRACT AND TRANSACTIONS WITH
  AFFILIATES

An advisory fee of $114,047 was paid or payable to Value Line, Inc. (the Adviser) for the six months ended August 31, 1996. This was computed at the rate of 0.6 of 1% per year of the Trust's average daily net assets for the period. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays the costs of administrative services, office space, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trustees, to act as officers of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses in its operation. During the six months ended August 31, 1996, $2,880 was paid or payable to the Adviser for printing services.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Trust's distributor and a registered broker/dealer), are also officers and a Trustee of the Trust.

At August 31, 1996, Value Line, Inc. owned 377,828 shares of beneficial interest in the Trust, representing 10.4% of the outstanding shares.

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10

                                            VALUE LINE NEW YORK TAX EXEMPT TRUST

Financial Highlights
-------------------------------------------

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
PERIOD:

                                            SIX MONTHS
                                              ENDED
                                            AUGUST 31,             YEARS ENDED ON LAST DAY OF FEBRUARY
                                               1996        ----------------------------------------------------
                                           (UNAUDITED)       1996       1995       1994       1993       1992
                                          ---------------------------------------------------------------------

Net asset value, beginning of period....  $    10.28       $  9.81    $ 10.49    $ 10.84    $  9.90    $  9.50
                                          ---------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income.............        .237          .491       .523       .570       .596       .634
      Net gains or losses on securities
         (both realized and
         unrealized)....................       (.341)         .470      (.611)      .062      1.080       .400
                                          ---------------------------------------------------------------------
         Total from investment
            operations..................       (.104)         .961      (.088)      .632      1.676      1.034
                                          ---------------------------------------------------------------------
   LESS DISTRIBUTIONS:
      Dividends from net investment
      income............................       (.236)        (.491)     (.523)     (.570)     (.596)     (.634)
      Distributions from capital
      gains.............................          --            --      (.069)     (.412)    (.140)         --
                                          ---------------------------------------------------------------------
         Total distributions............       (.236)        (.491)     (.592)     (.982)     (.736)     (.634)
                                          ---------------------------------------------------------------------

Net asset value, end of period..........  $     9.94       $ 10.28    $  9.81    $ 10.49    $ 10.84    $  9.90
                                          ---------------------------------------------------------------------
Total return............................        (.99%)+      10.00%      (.58%)     5.98%     17.56%     11.18%
                                          ---------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)............................  $   36,226       $40,169    $39,139    $44,190    $41,528    $35,478
Ratio of expenses to average net
  assets................................         .91%*         .92%       .86%       .87%       .85%       .92%
Ratio of net investment income to
  average net assets....................        4.73%*        4.87%      5.36%      5.21%      5.82%      6.50%
Portfolio turnover rate.................          31%+         119%       105%        54%       137%       124%

+  NOT ANNUALIZED, FOR SIX MONTHS PERIOD ONLY.

*  ANNUALIZED

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

VALUE LINE NEW YORK TAX EXEMPT TRUST

                         THE VALUE LINE FAMILY OF FUNDS
-------------------------------------------

1950--THE VALUE LINE FUND seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952--THE VALUE LINE INCOME FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956--THE VALUE LINE SPECIAL SITUATIONS FUND seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations." No consideration is given to achieving current income.

1972--VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979--THE VALUE LINE CASH FUND, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981--VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value of its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983--VALUE LINE CENTURION FUND* seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance.

1984--THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985--VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income by investing in high-yielding, lower-rated, fixed-income securities.

1987--VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with maximum income exempt from New York State, New York City, and federal income taxes while avoiding undue risk to principal.

1987--VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* invests in stocks, bonds, and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times.

1992--VALUE LINE INTERMEDIATE BOND FUND seeks high current income consistent with low volatility of principal by investing primarily in a diversified portfolio of investment-grade debt securities.

1993--VALUE LINE SMALL-CAP GROWTH FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds, and money market instruments utilizing quantitative modeling to determine the correct asset mix.

1995--VALUE LINE U.S. MULTINATIONAL COMPANY FUND'S investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* ONLY AVAILABLE THROUGH THE PURCHASE OF THE GUARDIAN INVESTOR, A TAX-DEFERRED, VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891, OR CALL 1-800-223-0818, 24
HOURS A DAY, 7 DAYS A WEEK. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

--------------------------------------------------------------------------------

12